FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap in asset position		$ 4,951	$ 16,455
Fair value of swap in short-term liabilities		1,771	1,550
Fair value of swap in long-term asset		6,722	18,005
Effective portion of unrealized gains recorded in OCI		1,329	2,758
Gain (loss) of hedge on operations		(11,787)	11,654
Long term bank deposit amount		12,500	12,500
Marketable securities		135,850	113,874
Short term deposit		120,079
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of loss expected to be reclassified into earnings currently recorded as other comprehensive income, as a result of the maturity of currently held forward exchange contracts	$ 1,231
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount		42,000	48,000
Fair value of derivative liabilities		16	169
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures		127,000	345,000
Carrying amount		120,000	182,000
Fair value liability face amount		92,000	18,000
Fair value of derivative assets		$ 379	$ 24